SHARE-BASED COMPENSATION ARRANGEMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION ARRANGEMENTS
NOTE 17:	SHARE-BASED COMPENSATION ARRANGEMENTS

a.	Share-based compensation plan:

The terms and conditions related to the grants of the share-based compensation plan are as follows:

•	All the share-based compensation that were granted are non-marketable.
•
Until February 14, 2025, all share-based compensation are to be settled by physical delivery of ADS. Starting February 18, 2025, all share-based compensation are to be settled by physical delivery of Ordinary Shares.

•	Awards Vesting conditions are based on a service period of between 0.5-4 years.
•	As of December 31, 2025, 1,631,192 Shares were available for future issuance under the Company’s equity incentive plans.

b.	Stock Options:

The number of share options is as follows:

	Number of options		Weighted average exercise price
	2025	2024	2025	2024
	(Thousands)		(USD)

Outstanding of 1 January	1,368	1,852	17.83	15.82
Forfeited during the year	(992)	(211)	20.07	17.93
Exercised during the year	(113)	(273)	3.92	4.15

Outstanding of December 31	263	1,368	15.37	17.83
Exercisable of December 31	251	1,027

The total expense recognized in the year ended December 31, 2025, with respect to the options granted to employees, amounted to approximately USD 308 thousand (2024: USD 912 thousand).

c.	Restricted Stock Units:

During 2025 and 2024, the Group granted 2,534,753 and 2,454,034 Restricted Stock Units (RSUs) to its executive officers and employees, respectively.

The number of restricted stock units is as follows:

	Number of RSU’s		Weighted-Average Grant Date Fair Value
	2025	2024	2025	2024
	(Thousands)		USD

Outstanding at 1 January	2,437	1,046	6.08	15.20
Forfeited during the year	(413)	(158)	6.92	6.37
Exercised during the year	(1,334)	(905)	7.21	14.65
Granted during the year	2,535	2,454	8.45	5.37

Outstanding at December 31	3,225	2,437	7.37	6.08

The total expense recognized in the year ended December 31, 2025, with respect to the RSUs granted to employees, amounted to approximately USD 15,099 thousand (2024: USD 8,543 thousand).

d.	Performance Share Units:

During 2025 and 2024, the Group granted 246,849 and 381,447 Performance Share Units (PSUs) to its executive officers, respectively.

The number of performance share units is as follows:

	Number of PSU’s		Weighted-Average Grant Date Fair Value
	2025	2024	2025	2024
	(Thousands)		USD

Outstanding at January 1	381	476	7.69	16.48
Forfeited during the year	(26)	-	7.44	-
Exercised during the year	(116)	(476)	6.26	16.48
Granted during the year	247	381	8.34	7.69

Outstanding at December 31	486	381	8.37	7.69

The vesting of the PSUs is subject to continuous employment and compliance with the Adjusted EBITDA and Relative TSR performance goals as determined by the Company’s Remuneration Committee and the Company’s Board of Directors.

The total expense recognized in the year ended December 31, 2025, with respect to the PSUs granted to employees, amounted to approximately USD 2,641 thousand (2024: USD 2,005 thousand).

e.	Expense recognized in the statement of operation and other comprehensive income is as follows:

	Year ended December 31
	2025	2024	2023
	USD thousands

Selling and marketing	7,614	4,216	3,740
Research and development	5,100	2,930	3,308
General and administrative	5,334	4,314	12,121

	18,048	11,460	19,169